Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Salaries, wages and benefits	¥ 3,806	¥ 2,794
Take-off and landing charges	2,330	3,052
Fuel cost	451	1,109
Expenses related to aircraft overhaul conducted	2,853	1,810
Duties and levies payable	1,353	1,983
Food and beverages	125	253
Payments on system services	1,643	879
Lease rentals of property, plant and equipment	484	515
Other accrued operating expenses	567	991
Payable for purchase of property, plant and equipment	2,310	3,454
Interest payable	1,161	1,249
Pending output value added tax	250	412
Deposits received from ticket sales agents	420	507
Other deposits	529	588
Current portion of other long-term liabilities (note 42)	235	294
Staff housing allowance	196	224
Amounts due to related parties (note 49(c)(ii))	398	383
Current portion of post-retirement benefit obligations (note 41(b))	165	165
Others	2,343	1,940
Other payables and accruals	¥ 21,619	¥ 22,602